Schedule of Investments (unaudited)	iShares® ESG Aware MSCI EAFE ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.2%
Ampol Ltd.	353,065	$7,212,506
APA Group	1,132,279	7,391,308
Aristocrat Leisure Ltd.	285,119	6,885,999
ASX Ltd.	347,170	15,217,688
Aurizon Holdings Ltd.	2,991,525	6,924,396
Australia & New Zealand Banking Group Ltd.	960,462	14,286,453
BlueScope Steel Ltd.	570,295	6,877,837
Brambles Ltd.	1,937,271	17,296,763
Cochlear Ltd.	69,198	10,951,431
Coles Group Ltd.	658,164	7,690,884
Commonwealth Bank of Australia	686,091	43,129,562
Computershare Ltd.	532,870	7,736,292
CSL Ltd.	201,671	40,164,046
Dexus	1,942,895	10,373,519
Fortescue Metals Group Ltd.	1,186,740	14,859,724
Goodman Group	541,695	6,911,155
GPT Group (The)	3,700,021	10,078,810
IGO Ltd.	705,009	6,547,551
Insurance Australia Group Ltd.	2,124,046	7,170,431
James Hardie Industries PLC(a)	291,558	7,185,608
Lendlease Corp. Ltd.	1,357,222	6,966,405
Macquarie Group Ltd.	106,435	11,805,430
Mineral Resources Ltd.	145,052	6,681,583
Mirvac Group	6,090,605	9,109,006
National Australia Bank Ltd.	965,254	16,257,608
Newcrest Mining Ltd.	587,278	9,906,837
Northern Star Resources Ltd.	828,234	7,004,207
Orica Ltd.	738,934	7,342,874
Pilbara Minerals Ltd.	2,181,813	6,254,717
QBE Insurance Group Ltd.	755,572	7,185,172
REA Group Ltd.	79,494	7,101,334
Rio Tinto Ltd.	185,859	12,951,406
Santos Ltd.	1,788,165	8,464,681
Sonic Healthcare Ltd.	340,968	7,804,532
South32 Ltd.	2,715,253	6,941,679
Stockland	3,249,740	9,000,402
Suncorp Group Ltd.	1,394,954	12,067,728
Telstra Corp. Ltd.	3,429,368	9,725,558
Transurban Group	3,817,326	36,821,923
Wesfarmers Ltd.	210,420	6,514,834
Westpac Banking Corp.	564,661	7,579,805
Woodside Energy Group Ltd.	1,318,013	29,163,704
Woolworths Group Ltd.	304,123	7,418,803
Xero Ltd.(a)	102,079	7,287,731
		512,249,922
Austria — 0.3%
OMV AG	265,579	11,863,024
Verbund AG	104,862	7,923,768
		19,786,792
Belgium — 0.9%
Anheuser-Busch InBev SA/NV	478,602	25,531,009
Argenx SE(a)	18,521	7,213,952
KBC Group NV	319,643	21,000,271
UCB SA	77,063	6,730,041
Umicore SA	235,709	6,552,683
		67,027,956
Denmark — 3.3%
AP Moller - Maersk A/S, Class A	4,512	7,590,349
Security	Shares	Value

Denmark (continued)
Carlsberg AS, Class B	56,118	$8,474,131
Coloplast A/S, Class B	61,119	7,712,344
DSV A/S	78,734	15,223,928
Genmab A/S(a)	41,248	16,237,560
Novo Nordisk A/S, Class B	824,287	132,653,246
Novozymes A/S, Class B	141,409	6,834,403
Orsted AS(b)	139,073	12,236,623
Pandora A/S	91,729	7,321,492
Vestas Wind Systems A/S(a)	611,259	17,410,242
		231,694,318
Finland — 1.1%
Elisa OYJ	122,756	6,875,609
Kesko OYJ, Class B	483,889	9,161,456
Metso Outotec OYJ	855,176	9,375,317
Neste OYJ	398,186	15,043,997
Nokia OYJ	4,707,589	19,044,204
UPM-Kymmene OYJ	433,091	13,019,515
Wartsila OYJ Abp	615,928	7,007,537
		79,527,635
France — 11.8%
Air Liquide SA	133,916	22,437,994
Airbus SE	190,183	24,975,838
AXA SA	1,018,119	28,864,364
BNP Paribas SA	559,560	32,531,839
Capgemini SE	42,908	7,485,566
Carrefour SA	392,979	7,232,539
Cie. de Saint-Gobain	124,108	6,892,273
Cie. Generale des Etablissements Michelin SCA	989,058	28,223,085
Covivio	140,557	6,901,736
Credit Agricole SA	583,690	6,709,771
Danone SA	609,030	36,047,818
Dassault Systemes SE	599,483	26,429,600
Edenred	124,000	7,981,768
Engie SA	642,662	9,663,454
EssilorLuxottica SA	100,710	18,238,898
Gecina SA	103,342	10,614,375
Hermes International	15,838	32,306,722
Kering SA	50,125	26,799,914
Klepierre SA	360,869	8,200,354
Legrand SA	136,513	12,940,310
L'Oreal SA	142,088	60,834,406
LVMH Moet Hennessy Louis Vuitton SE	136,456	119,307,274
Pernod Ricard SA	117,881	25,535,241
Safran SA	128,871	18,717,826
Sanofi	518,045	52,854,564
Schneider Electric SE	376,755	65,178,140
Societe Generale SA	733,327	17,072,195
STMicroelectronics NV	556,948	24,242,033
Teleperformance	42,922	6,422,576
TotalEnergies SE	1,023,140	57,736,594
Unibail-Rodamco-Westfield, New(a)	154,793	7,121,909
Valeo	538,277	10,358,562
Vinci SA	65,850	7,501,433
Worldline SA/France(a)(b)	163,704	6,380,944
		840,741,915
Germany — 7.9%
adidas AG	94,661	15,390,245
Allianz SE, Registered	196,447	42,068,843
BASF SE	249,346	11,858,433

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Bayer AG, Registered	372,536	$20,791,352
Bayerische Motoren Werke AG	167,976	18,318,671
Brenntag SE	89,327	7,024,920
Commerzbank AG(a)	684,830	6,927,469
Deutsche Bank AG, Registered	697,192	7,098,543
Deutsche Boerse AG	114,647	19,829,766
Deutsche Lufthansa AG, Registered(a)	690,934	6,798,752
Deutsche Post AG, Registered	415,082	18,717,636
Deutsche Telekom AG, Registered	311,289	6,906,119
E.ON SE	1,104,914	13,395,208
Fresenius SE & Co. KGaA	246,708	6,765,255
GEA Group AG	300,338	12,658,011
HeidelbergCement AG	90,976	6,526,251
Henkel AG & Co. KGaA	287,386	20,647,378
Infineon Technologies AG	762,383	28,382,758
LEG Immobilien SE(a)	132,364	6,893,782
Mercedes-Benz Group AG	379,803	28,391,621
Merck KGaA	134,286	23,454,658
MTU Aero Engines AG	28,995	6,707,514
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	99,879	35,725,927
Puma SE	184,529	8,819,443
Rheinmetall AG	26,007	6,588,349
SAP SE	656,431	86,074,986
Siemens AG, Registered	379,290	62,417,068
Symrise AG	64,211	6,862,143
Vonovia SE	713,250	13,123,365
Zalando SE(a)(b)	219,755	6,390,432
		561,554,898
Hong Kong — 2.3%
AIA Group Ltd.	5,864,600	56,377,555
BOC Hong Kong Holdings Ltd.	3,928,500	11,658,420
Galaxy Entertainment Group Ltd.(a)	1,224,000	7,594,362
Hang Seng Bank Ltd.	627,200	8,397,067
Hong Kong Exchanges & Clearing Ltd.	669,800	24,529,445
MTR Corp. Ltd.	4,005,500	18,437,752
Sands China Ltd.(a)	2,164,800	7,020,001
Sino Land Co. Ltd.	6,234,000	8,108,785
Swire Pacific Ltd., Class A	1,014,500	6,773,664
Swire Properties Ltd.	6,793,800	16,195,372
		165,092,423
Ireland — 1.0%
CRH PLC	606,675	28,709,452
Flutter Entertainment PLC, Class DI(a)	76,553	15,035,232
Kerry Group PLC, Class A	177,314	17,294,344
Kingspan Group PLC	104,503	6,934,540
		67,973,568
Israel — 0.6%
Bank Hapoalim BM	869,218	6,997,155
Bank Leumi Le-Israel BM	903,459	6,335,797
CyberArk Software Ltd.(a)(c)	47,734	7,385,882
Elbit Systems Ltd.	35,311	7,222,679
Isracard Ltd.	1	5
Nice Ltd.(a)	41,677	8,546,252
Wix.com Ltd.(a)	93,975	7,162,774
		43,650,544
Italy — 2.2%
Assicurazioni Generali SpA	1,633,047	31,022,984
CNH Industrial NV	1,123,729	14,383,203
Security	Shares	Value

Italy (continued)
Enel SpA	4,782,138	$30,098,786
Eni SpA	735,924	9,792,752
FinecoBank Banca Fineco SpA	541,435	7,232,575
Intesa Sanpaolo SpA	9,305,201	21,610,892
Moncler SpA	109,021	7,419,655
Poste Italiane SpA(b)	663,083	6,892,620
Stellantis NV	451,087	6,873,862
Terna - Rete Elettrica Nazionale	1,181,910	9,930,732
UniCredit SpA	682,012	13,150,745
		158,408,806
Japan — 22.2%
Advantest Corp.	88,000	11,312,256
Aeon Co. Ltd.	418,100	8,269,025
Ajinomoto Co. Inc.	636,000	24,705,482
ANA Holdings Inc.(a)	346,700	7,690,350
Asahi Group Holdings Ltd.	310,400	12,040,300
Asahi Kasei Corp.	3,994,400	27,089,754
Astellas Pharma Inc.	1,056,500	16,716,098
Azbil Corp.	391,500	12,359,450
Bridgestone Corp.	572,500	23,274,340
Chugai Pharmaceutical Co. Ltd.	267,500	7,199,521
Dai Nippon Printing Co. Ltd.	266,200	7,579,668
Daifuku Co. Ltd.	358,700	7,283,419
Daiichi Sankyo Co. Ltd.	912,000	29,657,486
Daikin Industries Ltd.	148,200	28,122,224
Daiwa Securities Group Inc.	4,319,800	19,590,142
Eisai Co. Ltd.	175,000	11,131,364
ENEOS Holdings Inc.	2,869,000	9,528,745
FANUC Corp.	827,300	28,296,839
Fast Retailing Co. Ltd.	89,200	20,853,054
FUJIFILM Holdings Corp.	224,000	13,689,586
Fujitsu Ltd.	160,700	20,386,412
Hankyu Hanshin Holdings Inc.	287,500	9,134,655
Hitachi Ltd.	537,500	30,934,456
Honda Motor Co. Ltd.	1,297,500	36,919,995
Hoya Corp.	266,600	33,423,820
Ibiden Co. Ltd.	193,800	10,550,742
Idemitsu Kosan Co. Ltd.	319,500	6,195,266
Inpex Corp.	1,367,000	14,363,703
Isuzu Motors Ltd.	595,800	6,944,764
ITOCHU Corp.	1,176,300	39,709,501
JFE Holdings Inc.	617,900	7,633,987
KDDI Corp.	1,365,900	42,112,758
Keyence Corp.	72,800	35,291,832
Kirin Holdings Co. Ltd.	741,900	11,072,888
Komatsu Ltd.	557,900	13,091,536
Kubota Corp.	1,034,000	14,216,317
Kurita Water Industries Ltd.	158,200	6,465,354
Kyowa Kirin Co. Ltd.	423,000	8,141,826
Lixil Corp.	698,900	9,029,392
Marubeni Corp.	1,280,200	18,244,455
MatsukiyoCocokara & Co.	131,800	7,066,542
Mitsubishi Chemical Group Corp.	1,313,400	7,361,450
Mitsubishi Corp.	368,600	14,736,629
Mitsubishi Electric Corp.	568,700	7,402,502
Mitsubishi Heavy Industries Ltd.	223,700	9,429,258
Mitsubishi UFJ Financial Group Inc.	4,838,300	32,173,667
Mitsui Chemicals Inc.	303,800	7,657,624
Mitsui Fudosan Co. Ltd.	375,600	7,177,714
Mizuho Financial Group Inc.	1,350,300	19,849,245

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
MS&AD Insurance Group Holdings Inc.	270,200	$9,258,711
Murata Manufacturing Co. Ltd.	141,500	8,270,129
NEC Corp.	201,000	9,433,075
Nidec Corp.	134,100	6,645,327
Nintendo Co. Ltd.	476,480	20,233,232
Nippon Express Holdings Inc.	130,500	7,317,156
Nippon Steel Corp.	357,500	6,960,286
Nippon Telegraph & Telephone Corp.	252,500	7,173,704
Nippon Yusen KK	335,500	7,140,051
Nitto Denko Corp.	104,000	7,394,950
Nomura Holdings Inc.	2,053,800	7,218,008
Nomura Research Institute Ltd.	430,100	10,820,782
Omron Corp.	319,400	19,247,485
Oriental Land Co. Ltd./Japan	642,400	24,059,619
ORIX Corp.	676,800	11,504,426
Panasonic Holdings Corp.	1,342,100	14,017,811
Rakuten Group Inc.	1,635,000	6,742,386
Recruit Holdings Co. Ltd.	717,100	21,937,724
Renesas Electronics Corp.(a)	835,300	13,519,491
Resona Holdings Inc.	1,551,100	7,036,137
Secom Co. Ltd.	160,200	10,491,743
Seiko Epson Corp.	476,500	7,247,109
Sekisui Chemical Co. Ltd.	527,300	7,267,914
Sekisui House Ltd.	575,900	11,239,701
Seven & i Holdings Co. Ltd.	258,300	10,813,006
SG Holdings Co. Ltd.	471,600	6,918,636
Shimizu Corp.	1,169,600	7,083,282
Shin-Etsu Chemical Co. Ltd.	623,900	19,207,585
Shionogi & Co. Ltd.	198,100	8,899,863
SoftBank Corp.	2,004,500	21,360,467
SoftBank Group Corp.	440,800	17,344,585
Sompo Holdings Inc.	412,500	16,769,044
Sony Group Corp.	734,900	68,919,170
Sumitomo Chemical Co. Ltd.	5,640,700	16,796,515
Sumitomo Metal Mining Co. Ltd.	343,800	10,423,155
Sumitomo Mitsui Financial Group Inc.	597,800	24,259,712
Sumitomo Mitsui Trust Holdings Inc.	221,700	7,811,442
Sysmex Corp.	183,000	11,977,002
Takeda Pharmaceutical Co. Ltd.	590,194	18,783,549
TDK Corp.	215,700	8,228,823
Terumo Corp.	288,200	8,767,601
TIS Inc.	250,400	7,027,195
Tokio Marine Holdings Inc.	961,700	21,529,400
Tokyo Electron Ltd.	240,000	32,641,312
Tokyo Gas Co. Ltd.	344,000	7,328,908
Tokyu Corp.	523,500	6,760,580
Toray Industries Inc.	3,026,900	15,966,857
Toyota Motor Corp.	4,947,600	67,395,250
West Japan Railway Co.	184,300	7,718,786
Yamaha Corp.	341,000	13,489,239
Yamaha Motor Co. Ltd.	746,700	18,370,668
Yaskawa Electric Corp.	362,900	15,299,382
Yokogawa Electric Corp.	394,100	7,420,928
		1,580,596,292
Netherlands — 4.8%
Adyen NV(a)(b)	9,169	15,017,365
Akzo Nobel NV	188,383	14,199,969
ASM International NV	22,097	9,614,255
ASML Holding NV	211,167	152,742,651
Coca-Cola Europacific Partners PLC	169,065	10,547,965
Security	Shares	Value

Netherlands (continued)
DSM-Firmenich AG(a)	146,537	$16,296,142
Heineken NV	92,607	9,369,832
ING Groep NV(a)	1,836,708	22,630,243
Koninklijke Ahold Delhaize NV	524,375	16,623,917
Koninklijke KPN NV	6,140,895	21,126,195
Prosus NV	415,062	27,354,490
Universal Music Group NV	407,674	8,087,047
Wolters Kluwer NV	149,085	17,029,113
		340,639,184
New Zealand — 0.3%
EBOS Group Ltd.	465,011	11,768,115
Meridian Energy Ltd.	2,249,562	7,182,744
Spark New Zealand Ltd.	272,887	846,987
		19,797,846
Norway — 0.9%
DNB Bank ASA	1,033,336	17,310,371
Equinor ASA	718,716	18,243,205
Norsk Hydro ASA	1,151,235	6,967,649
Orkla ASA	1,052,830	7,578,593
Telenor ASA	1,181,297	12,147,089
		62,246,907
Portugal — 0.2%
Galp Energia SGPS SA	1,196,026	12,665,790

Singapore — 1.4%
Capitaland Investment Ltd/Singapore	4,955,000	12,126,684
City Developments Ltd.	2,935,500	14,647,641
DBS Group Holdings Ltd.	461,700	10,337,496
Grab Holdings Ltd., Class A(a)	2,663,717	7,937,877
Keppel Corp. Ltd.	4,253,200	19,833,357
Oversea-Chinese Banking Corp. Ltd.	2,432,200	22,048,050
Sea Ltd., ADR(a)	106,968	6,141,033
United Overseas Bank Ltd.	364,700	7,535,017
		100,607,155
Spain — 2.5%
Amadeus IT Group SA(a)	340,538	24,438,710
Banco Bilbao Vizcaya Argentaria SA	3,223,596	21,194,127
Banco Santander SA	7,696,058	25,143,248
CaixaBank SA	2,096,257	7,704,436
Cellnex Telecom SA(b)	192,092	7,784,615
Corp. ACCIONA Energias Renovables SA	229,118	7,637,472
Endesa SA	400,249	8,679,531
Iberdrola SA	3,321,032	40,555,844
Industria de Diseno Textil SA	669,669	22,404,282
Naturgy Energy Group SA	386,191	11,022,561
Red Electrica Corp. SA	248,322	4,211,106
		180,775,932
Sweden — 3.2%
Alfa Laval AB	189,434	6,824,683
Assa Abloy AB, Class B	410,715	9,133,871
Atlas Copco AB, Class A	1,439,399	21,056,293
Atlas Copco AB, Class B	630,187	7,958,591
Boliden AB	534,190	16,320,439
Epiroc AB, Class A	511,640	8,986,971
EQT AB	365,031	6,936,146
Essity AB, Class B	614,056	16,352,523
Evolution AB(b)	74,873	9,883,873
H & M Hennes & Mauritz AB, Class B	537,044	6,709,953
Kinnevik AB, Class B(a)	465,730	6,722,638

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Nibe Industrier AB, Class B	849,854	$8,132,569
Nordea Bank Abp	1,733,768	17,114,521
Sandvik AB	374,573	6,603,460
Skandinaviska Enskilda Banken AB, Class A	676,485	7,101,250
Svenska Cellulosa AB SCA, Class B	758,552	10,085,414
Svenska Handelsbanken AB, Class A	1,549,672	12,269,024
Swedbank AB, Class A	452,971	6,959,132
Tele2 AB, Class B	1,339,554	12,189,475
Telia Co. AB	6,597,052	15,383,552
Volvo AB, Class A	528,285	10,202,245
Volvo AB, Class B	364,680	6,739,855
		229,666,478
Switzerland — 10.3%
ABB Ltd., Registered	970,500	35,449,580
Alcon Inc.	185,947	14,471,628
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	601	7,202,024
Geberit AG, Registered	21,710	11,518,194
Givaudan SA, Registered	6,306	20,784,460
Holcim AG	203,750	12,588,469
Julius Baer Group Ltd.	140,310	8,616,952
Kuehne + Nagel International AG, Registered	59,361	16,923,292
Logitech International SA, Registered	185,057	11,836,956
Lonza Group AG, Registered	50,106	31,426,747
Nestle SA, Registered	1,365,810	161,897,956
Novartis AG, Registered	947,700	90,833,932
Roche Holding AG, Bearer	28,746	9,731,070
Roche Holding AG, NVS	309,427	98,555,242
SGS SA	170,230	15,109,035
SIG Group AG	437,649	11,969,923
Sika AG, Registered	54,718	14,971,995
Sonova Holding AG, Registered	43,508	11,173,968
Straumann Holding AG	47,316	6,951,606
Swiss Life Holding AG, Registered	12,463	7,210,718
Swiss Re AG	257,401	25,803,716
Swisscom AG, Registered	20,745	13,141,884
Temenos AG, Registered	86,271	7,296,764
UBS Group AG, Registered	1,721,528	32,821,497
VAT Group AG(b)	19,721	8,152,513
Zurich Insurance Group AG	108,335	50,720,479
		737,160,600
United Kingdom — 14.7%
3i Group PLC	766,691	18,703,396
abrdn PLC	3,598,939	8,917,997
Anglo American PLC	699,133	19,259,912
Antofagasta PLC	515,322	8,574,516
Ashtead Group PLC	184,050	11,240,588
Associated British Foods PLC	306,258	6,964,843
AstraZeneca PLC	758,622	110,493,700
BAE Systems PLC	2,132,297	24,644,109
Barclays PLC	4,951,425	9,351,122
Barratt Developments PLC	1,182,161	6,830,847
Berkeley Group Holdings PLC	149,022	7,293,977
BP PLC	6,442,286	36,192,902
British Land Co. PLC (The)	1,764,660	7,551,148
BT Group PLC	4,452,891	8,134,264
Burberry Group PLC	408,520	10,955,882
Coca-Cola HBC AG, Class DI	232,479	6,906,572
Compass Group PLC	517,183	14,172,977
Security	Shares	Value

United Kingdom (continued)
Croda International PLC(c)	168,722	$12,806,816
DCC PLC	178,411	10,223,551
Diageo PLC	1,453,917	60,442,969
Entain PLC	405,056	6,677,226
Experian PLC	198,924	7,018,533
GSK PLC	1,813,028	30,430,249
HSBC Holdings PLC	8,829,761	64,715,997
Informa PLC	1,035,906	8,993,762
InterContinental Hotels Group PLC	104,517	6,877,289
Intertek Group PLC	137,796	7,125,972
J Sainsbury PLC	3,530,377	11,897,556
Johnson Matthey PLC	312,435	6,732,801
Kingfisher PLC	3,898,435	11,213,414
Legal & General Group PLC	3,265,978	9,283,058
Lloyds Banking Group PLC	31,774,123	17,506,516
London Stock Exchange Group PLC	181,094	19,305,446
Mondi PLC	459,163	7,117,886
National Grid PLC	2,361,680	32,537,290
NatWest Group PLC, NVS	3,382,204	10,958,947
Prudential PLC	1,132,324	14,878,495
Reckitt Benckiser Group PLC	325,143	25,283,611
RELX PLC	987,779	30,892,449
Rentokil Initial PLC	924,817	7,346,620
Rio Tinto PLC	537,059	31,735,635
Rolls-Royce Holdings PLC(a)	3,784,180	6,760,460
Sage Group PLC (The)	1,506,392	16,324,624
Schroders PLC	1,655,694	9,402,398
Segro PLC	1,251,546	12,440,303
Shell PLC	3,420,033	94,026,847
Smiths Group PLC	345,490	6,912,791
SSE PLC	950,767	22,300,107
St. James's Place PLC	515,313	7,174,779
Standard Chartered PLC	1,019,924	8,037,743
Tesco PLC	3,652,543	11,868,603
Unilever PLC	1,418,010	70,950,111
Vodafone Group PLC	11,161,809	10,614,098
		1,045,003,704
Total Common Stocks — 99.1%
(Cost: $6,584,809,744)		7,056,868,665

Preferred Stocks

Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	69,491	7,154,169
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(b)	57,465	7,154,715
		14,308,884
Total Preferred Stocks — 0.2%
(Cost: $11,849,313)		14,308,884

Total Long-Term Investments — 99.3%
(Cost: $6,596,659,057)		7,071,177,549

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	13,350,175	13,352,845

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	1,540,000	$1,540,000

Total Short-Term Securities — 0.2%
(Cost: $14,893,338)		14,892,845

Total Investments — 99.5%
(Cost: $6,611,552,395)		7,086,070,394

Other Assets Less Liabilities — 0.5%		36,966,302

Net Assets — 100.0%		$7,123,036,696

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,537,814	$3,812,623	(a)	$—	$6,534	$(4,126)	$13,352,845	13,350,175	$100,203	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,370,000	170,000	(a)	—	—	—	1,540,000	1,540,000	44,239		—
					$6,534	$(4,126)	$14,892,845		$144,442		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	105	06/08/23	$15,965	$556,765
SPI 200 Index	58	06/15/23	6,692	(127,721)
Euro STOXX 50 Index	491	06/16/23	22,204	(187,696)
FTSE 100 Index	143	06/16/23	13,255	(420,344)
				$(178,996)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$55,471,673	$7,001,396,992	$—	$7,056,868,665
Preferred Stocks	—	14,308,884	—	14,308,884
Short-Term Securities
Money Market Funds	14,892,845	—	—	14,892,845
	$70,364,518	$7,015,705,876	$—	$7,086,070,394
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$556,765	$—	$556,765
Liabilities
Equity Contracts	—	(735,761)	—	(735,761)
	$—	$(178,996)	$—	(178,996)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares